Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of significant accounting policies [abstract]
Disclosure of operating segment	The Company’s Management identified the operating segments that meet the quantitative and qualitative parameters of disclosure, namely:

	% Gross revenue
	Year ended December 31,
Parameters	2021	2020	2019

Qualitative
Passenger service	n/a	n/a	n/a

Quantitative
Passenger service	87.5%	86.7%	94.9%
Cargo service	12.1%	12.7%	4.7%
Other revenue	0.4%	0.6%	0.4%

Exchange rates in Brazilian reais
The exchange rates in Brazilian reais at the date of these consolidated financial statements are as follows:

	Final rate			Average rate
	Year ended December 31,			Year ended December 31,
Description	2021	2020	2019	2021	2020	2019

U.S. dollar	5.5805	5.1967	4.0307	5.3956	5.1578	3.9461
Euro	6.3210	6.3779	4.5305	6.3784	5.8989	4.4159